Long-term liabilities Long-term liabilities - Principal Payments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	8,339
2015	133,012
2016	14,064
2017	69,615
2018	102,291
Thereafter	928,267
Total	1,255,588	770,826
Algonquin Power Co
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	7,864
2015	132,508
2016	8,212
2017	10,540
2018	10,767
Thereafter	430,176
Total	600,067
Liberty Utilities
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	475
2015	504
2016	5,852
2017	59,075
2018	91,524
Thereafter	498,091
Total	655,521